OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
OTHER LONG-TERM LIABILITIES

24. OTHER LONG-TERM LIABILITIES

Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Notes	2018	2017
Contract liabilities		$479	$9
Pension obligations	29	80	89
Acquisition related provisions		69	80
Decommissioning retirement obligations		67	85
Concession payment liability		7	9
Commitments for power purchase agreement		6	13
Contingent considerations		3	18
Other		23	41
		$734	$344

Brookfield Renewable has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and solar operation sites that are expected to be restored between the years 2031 to 2138. The estimated cost of decommissioning activities is based on a third-party assessment.

Contract liabilities are the result of the amendment to the energy revenue agreement between Brookfield and several entities owned by Brookfield Renewable in the United States. See Note 23 – Other long-term assets, for additional details regarding Brookfield Renewable’s contract balances. See Note 27 – Related party transactions, for additional details regarding Brookfield Renewable’s revenue agreements with Brookfield.